Concentrations of Credit Risk (Detail) (Credit Concentration Risk)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Percentage of future hedged production	81.00%	88.00%
JP Morgan Chase Bank, N.A.
Concentration Risk [Line Items]
Percentage of future hedged production	30.00%	38.00%
Societe Generale
Concentration Risk [Line Items]
Percentage of future hedged production	20.00%	29.00%
Royal Bank Of Canada
Concentration Risk [Line Items]
Percentage of future hedged production	9.00%
Macquarie Bank Limited
Concentration Risk [Line Items]
Percentage of future hedged production	9.00%
Credit Agricole CIB
Concentration Risk [Line Items]
Percentage of future hedged production	7.00%	14.00%
Bank Of Nova Scotia
Concentration Risk [Line Items]
Percentage of future hedged production	6.00%
Other Commodity Derivative Counterparties
Concentration Risk [Line Items]
Percentage of future hedged production		7.00%